Consolidated Statements Of Changes In Shareholders' Equity In Thousands, except Share data	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] CNY	Retained Earnings (Accumulated Losses) [Member] USD ($)	Retained Earnings (Accumulated Losses) [Member] CNY	Non-Controlling Interest [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2008		214		2,138,624		47,638		577,218	4,183		2,767,877
Balance, shares at Dec. 31, 2008		269,060,209
Exercise of stock options and vesting of restricted stock units (Note 19)				1,101							1,101
Exercise of stock options and vesting of restricted stock units, shares (Note 19)		893,760
Settlement of stock options exercised with shares held by depository bank, shares		(893,760)
Conversion of convertible bonds into ordinary shares				175							175
Conversion of convertible bonds into ordinary shares, shares		6,535
Share-based compensation (Note 19)				42,671							42,671
Shares issued to depository bank		1		(1)
Shares issued to depository bank, shares		2,200,000
Net proceeds from issuance of ordinary shares, value (Note 17)		12		148,982							148,994
Net proceeds from issuance of ordinary shares, shares (Note 17)		19,441,995
Purchase of subsidiary shares from non-controlling interest				245					(1,094)		(849)
Net income loss for the period								(145,227)	311		(144,916)
Appropriation of statutory reserves (Note 18)						21,926		(21,926)
Appropriation of retained earnings to non-controlling interest									(3,400)		(3,400)
Balance at Dec. 31, 2009		227		2,331,797		69,564		410,065			2,811,653
Balance, shares at Dec. 31, 2009		290,708,739
Exercise of stock options and vesting of restricted stock units (Note 19)				12,166							12,166
Exercise of stock options and vesting of restricted stock units, shares (Note 19)		1,762,500
Settlement of stock options exercised with shares held by depository bank, shares		(1,762,500)
Share-based compensation (Note 19)				31,963							31,963
Shares issued to depository bank		1		(1)
Shares issued to depository bank, shares		1,500,000
Net proceeds from issuance of ordinary shares to Hanwha Solar Holdings Co., Ltd. (Note 17)		55		1,059,757							1,059,812
Net proceeds from issuance of ordinary shares to Hanwha Solar Holdings Co., Ltd, shares (Note 17)		82,436,693
Net proceeds from issuance of ordinary shares, value (Note 17)		31		521,271							521,302
Net proceeds from issuance of ordinary shares, shares (Note 17)		46,000,000
Net income loss for the period								757,357			757,357
Appropriation of statutory reserves (Note 18)						100,436		(100,436)
Balance at Dec. 31, 2010		314		3,956,953		170,000		1,066,986			5,194,253
Balance, shares at Dec. 31, 2010		420,645,432
Exercise of stock options and vesting of restricted stock units (Note 19)		1		1,134							1,135
Exercise of stock options and vesting of restricted stock units, shares (Note 19)		2,358,200
Settlement of stock options exercised with shares held by depository bank, shares		(2,358,200)
Share-based compensation (Note 19)				38,331							38,331
Shares issued to depository bank, shares		1,750,000
Net income loss for the period								(930,104)		(147,779)	(930,104)
Appropriation of statutory reserves (Note 18)						4,456		(4,456)
Balance at Dec. 31, 2011	$ 50	315	$ 634,967	3,996,418	$ 27,718	174,456	$ 21,040	132,426		$ 683,775	4,303,615
Balance, shares at Dec. 31, 2011	422,395,432